FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 20 –FINANCIAL INSTRUMENTS

This note provides qualitative information regarding the exposure to each of the following risks, and the Group’s objectives, policy and processes relating to measurement of such risks. Quantitative disclosure is provided throughout these consolidated financial statements.

Credit risk

As of December 31, 2020 and 2019, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. The accounting exposure to credit risk is monitored constantly according to the behavior of payment of the debtors. Credit is assigned on a customer-by-customer basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. Approximately 34%,  40% and 44%, respectively, of the Group’s revenues in the years ended December 31, 2020, 2019 and 2018, arise from sales to single customers. Other than this, there are no other concentrations of credit risk.

The Group’s revenues are primarily derived from sales to customers in the U.S., Japan and Europe. Management regularly monitors trade receivables and the financial statements include specific provisions for doubtful debt, which properly reflect, in the opinion of management, the inherent loss in debt whose collection is in doubtful.

The Group limits its exposure to credit risk by investing exclusively in bank deposits.

The maximum exposure to credit risk in respect of cash and cash equivalents, trade receivables, other accounts receivable and other investments, as of the report date, by geographic locations was as follows:

	December 31,
	2020	2019
	U.S. dollars in thousands

Israel	$34,598	$12,894
United States and Canada	12,848	9,362
Europe	1,690	1,773
Asia Pacific (including Japan)	350	409
Other	38	5
	$49,524	$24,443

Aging of receivables and impairment and weighted average loss rate:

		December 31, 2020		December 31, 2019
	Weighted
	average loss	Gross		Gross
	rate	amount	Impairment	amount	Impairment
	%	U.S. dollars in thousands		U.S. dollars in thousands

Not in arrears	5.1	$7,325	$371	$7,851	$117
In arrears up to three months	0.1	1,419	2	703	10
In arrears up to six months	0.5	222	1	98	1
In arrears up to 12 months	21.7	106	23	20	4
In arrears over 12 months	81.1	482	391	361	361
		$9,554	$788	$9,033	$493

Movements in the allowance for impairment of receivables during the year were as follows:

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands

Balance at beginning of year	$493	$270
Recognized impairment loss	322	349
Bad debt	(27)	(126)
Balance at end of year	$788	$493

Liquidity risk

The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group ensures that it has sufficient cash on hand for payment of expected operating expenses, including any amounts required to fulfill financial obligations. In addition to cash flows provided by its operating activities, in order to meet the Company’s overall liquidity needs for operations, servicing debt and funding capital expenditures, the Company relies on cost-cutting and operating improvements to optimize capacity utilization and minimizing loss, as well as borrowing under credit facilities, proceeds of debt and equity offerings.

Below is an analysis of contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2020 and 2019:

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2020
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,037	$5,037	$—	$—	$—	$—
Trade payables	4,418	4,418	4,418	—	—	—	—
Other long-term liabilities	1,271	1,271	—	—	143	393	735
Long-term loan	289	305	73	73	146	13	—
Lease liabilities (including current maturities)	2,080	2,768	544	295	563	554	812
Other payables	6,321	6,321	6,321	—	—	—	—
Total	$19,379	$20,120	$16,393	$368	$852	$960	$1,547

December 31, 2019
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,056	$5,056	$—	$—	$—	$—
Trade payables	2,028	2,028	2,028	—	—	—	—
Other long-term liabilities	1,260	1,260	—	—	123	382	755
Lease liabilities (including current maturities)	2,598	3,424	553	528	804	613	926
Other payables	4,361	4,361	4,361	—	—	—	—
Total	$15,247	$16,129	$11,998	$528	$927	$995	$1,681

Foreign Currency risk

The Group is exposed to foreign currency risk with respect to sales, purchases, payroll and services expenses and loans denominated in non-dollar currencies (primarily NIS, but also Euro and Japanese yen) used by the companies in the Group. The currencies in which most expenses are denominated are the dollar, NIS, Euro and Japanese yen.

Most of the Group’s revenues are denominated in its functional currency (the dollar) and some in Euro, whereas the Group’s payroll expenses in Israel are denominated in NIS. Therefore, the Group is exposed to fluctuations in the dollar/NIS and dollar/Euro exchange rates and strives to mitigate currency risk by maintaining liquid investments and cash positions in short-term NIS-denominated deposits, in NIS and in Euro.

The Group’s exposure to the Israeli CPI and foreign currency risk is as follows:

		Currency different from dollar
					Non-
				Other	monetary
	Dollars	NIS	Euro	currencies	items	Total
	U.S. dollars in thousands
December 31, 2020
Assets
Cash and cash equivalents	$6,476	$2,364	$708	$122	$—	$9,670
Short-term bank deposits	30,000	—	—	—	—	30,000
Trade receivables (including long-term trade receivables)	7,582	98	661	425	—	8,766
Other receivables	536	92	2	—	1,621	2,251
Inventories	—	—	—	—	7,164	7,164
Long-term restricted deposits	163	296	—	—	—	459
Long-term prepaid expenses	—	—	—	—	88	88
Property and equipment and intangible assets	—	—	—	—	3,941	3,941
Right-of-use assets	—	—	—	—	1,801	1,801
	44,757	2,850	1,371	547	14,615	64,140
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	2,088	2,296	34	—	—	4,418
Other payables (including accrued expenses)	5,252	1,050	19	—	743	7,064
Provisions	—	—	—	—	321	321
Long-term loans (including current maturities)	—	289	—	—	—	289
Lease liabilities (including current maturities)	419	1,661	—	—	—	2,080
Employee benefits	—	—	—	—	625	625
Other long-term liabilities	1,061	210	—	—	—	1,271
	13,820	5,506	53	—	1,689	21,068
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$30,937	$(2,656)	$1,318	$547	$12,926	$43,072

December 31, 2019
Assets
Cash and cash equivalents	$13,178	$1,254	$587	$96	$—	$15,115
Trade receivables (including long-term trade receivables)	7,750	96	694	—	—	8,540
Other receivables	338	62	2	—	1,002	1,404
Inventories	—	—	—	—	3,363	3,363
Long-term restricted deposits	111	275	—	—	—	386
Long-term prepaid expenses	—	—	—	—	90	90
Property and equipment and intangible assets	—	—	—	—	1,867	1,867
Right-of-use assets	—	—	—	—	2,442	2,442
	21,377	1,687	1,283	96	8,764	33,207
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	779	1,215	34	—	—	2,028
Other payables (including accrued expenses)	2,940	1,366	54	—	412	4,772
Provisions	—	—	—	—	273	273
Lease liabilities (including current maturities)	714	1,884	—	—	—	2,598
Employee benefits	—	—	—	—	612	612
Other long-term liabilities	1,060	200	—	—	—	1,260
	10,493	4,665	88	—	1,297	16,543
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$10,884	$(2,978)	$1,195	$96	$7,467	$16,664

Sensitivity analysis

A stronger dollar against the following currencies at the end of each reporting period, and an increase in the Israeli CPI would have increased (decreased) equity and net income/loss by the following amounts (after-tax). The following analysis is based on changes to exchange rates, which the Group believes to be reasonably possible as of the end of the reported year. This analysis assumes all other variables, especially interest rates, remain constant.

	December 31, 2020
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(133)	$(133)
Euro/dollar by 5%	66	66
Other currencies (mainly British Pound)	27	27

The weakening of these currencies against the dollar at a similar rate as of December 31, 2020 had a similar effect, albeit in the opposite direction, assuming that all other variables remain constant.

	December 31, 2019
	Equity	Profit
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(149)	$(149)
Euro/dollar by 5%	60	60

The weakening of these currencies against the dollar at a similar rate as of December 31, 2019 had a similar effect, albeit in the opposite direction, assuming that all other variables remain constant.

Fair value of financial instruments measured at fair value, for disclosure purposes only

The carrying amount of the cash and cash equivalents, trade receivables, other accounts receivable, bank deposits, pledged deposits, trade payables, and other accounts payable, lease liabilities and derivatives is identical or approximate to their fair values due to the lifetime of these items.

The fair value of other financial liabilities and their carrying amounts, as presented in the statements of financial position, are as follows:

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	U.S. dollars in thousands
Liabilities:
Liability in respect of royalties to the IIA and other government institutions	$1,271	$607	$1,260	$527